Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
20,598	iShares 20+ Year Treasury Bond ETF	$2,720,584	1.9
37,097	iShares Russell 2000 ETF	7,614,901	5.3
29,069	Vanguard Emerging Markets ETF	1,340,953	0.9
29,563	Vanguard FTSE Developed Markets ETF	1,419,911	1.0
10,110	Vanguard Value ETF	1,494,056	1.0

	Total Exchange-Traded Funds
	(Cost $12,509,813)	14,590,405	10.1

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
1,633,850	Voya Intermediate Bond Fund - Class R6	15,619,606	10.8
417,600	Voya Large Cap Value Portfolio - Class R6	5,967,510	4.1
372,064	Voya MidCap Opportunities Portfolio - Class R6	5,934,419	4.1
386,050	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,949,290	2.7
1,217,231	Voya Multi-Manager International Equity Fund - Class I	12,367,065	8.5
459,467	Voya Multi-Manager International Factors Fund - Class I	4,277,636	3.0
573,142	Voya Multi-Manager Mid Cap Value Fund - Class I	5,834,588	4.0
3,110,240	Voya U.S. Stock Index Portfolio - Class I	64,848,494	44.7
398,180	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,340,160	3.0
71,135	VY® T. Rowe Price Growth Equity Portfolio - Class I	7,171,848	4.9

	Total Mutual Funds
	(Cost $113,401,758)	130,310,616	89.8

	Total Investments in Securities (Cost $125,911,571)	$144,901,021	99.9
	Assets in Excess of Other Liabilities	181,197	0.1
	Net Assets	$145,082,218	100.0

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,590,405	$–	$–	$14,590,405
Mutual Funds	130,310,616	–	–	130,310,616
Total Investments, at fair value	$144,901,021	$–	$–	$144,901,021
Liabilities Table
Other Financial Instruments+
Futures	$(192,316)	$–	$–	$(192,316)
Total Liabilities	$(192,316)	$–	$–	$(192,316)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,427,935	$44,808	$(8,826,732)	$(646,011)	$-	$38,298	$397,592	$-
Voya Intermediate Bond Fund - Class R6	15,551,266	4,523,523	(3,458,734)	(996,449)	15,619,606	97,422	(204,592)	-
Voya Large Cap Value Portfolio - Class R6	6,315,839	73,656	(534,495)	112,510	5,967,510	-	(3,163)	-
Voya MidCap Opportunities Portfolio - Class R6	5,926,825	847,429	(154,491)	(685,344)	5,934,419	-	(20,160)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,489,856	176,611	(157,628)	(559,549)	3,949,290	-	(41,679)	-
Voya Multi-Manager International Equity Fund - Class I	13,732,988	504,169	(403,262)	(1,466,830)	12,367,065	-	(89,616)	-
Voya Multi-Manager International Factors Fund - Class I	4,658,212	44,108	(197,030)	(227,654)	4,277,636	-	(16,658)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	6,453,501	56,580	(348,617)	(326,876)	5,834,588	-	(5,955)	-
Voya U.S. Stock Index Portfolio - Class I	70,896,040	693,105	(3,600,658)	(3,139,993)	64,848,494	-	(199,411)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	4,489,866	(88,086)	(61,620)	4,340,160	-	(1,273)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,233,296	1,057,528	(2,109,843)	(1,009,133)	7,171,848	-	(486,026)	-
	$146,685,758	$12,511,383	$(19,879,576)	$(9,006,949)	$130,310,616	$135,720	$(670,941)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	11	06/13/22	$2,707,925	$(3,121)
			$2,707,925	$(3,121)
Short Contracts:
MSCI EAFE Index	(13)	06/17/22	(1,393,860)	(73,537)
MSCI Emerging Markets Index	(25)	06/17/22	(1,406,875)	(115,658)
			$(2,800,735)	$(189,195)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $127,580,948.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,659,527
Gross Unrealized Depreciation	(5,531,770)
Net Unrealized Appreciation	$17,127,757